Trade and other payables (Tables)	6 Months Ended
Jun. 30, 2024
Trade and other payables
Summary of trade and other payables

	June 30,	December 31,
	2024	2023
	£ 000	£ 000
Trade payables	4,605	3,726
Accrued expenses	10,480	12,146
Social security and other taxes	1,549	981
Outstanding defined contribution pension costs	285	15
	16,919	16,868

	June 30,	December 31,
	2024	2023
	£ 000	£ 000
Deferred fees and charges	3,955	3,922